Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Current:
State	$10	$2	$(3)
Foreign	—	1	—
	10	3	(3)
Deferred:
State	(4)	(1)	(3)
Foreign	—	(82)	7
	(4)	(83)	4
Provision (benefit) for income taxes	$6	$(80)	$1

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Provision (benefit) at statutory rate	$343	$154	$(475)
Increases (decreases) in taxes resulting from:
Income not subject to U.S. federal tax	(343)	(154)	475
State income taxes	6	1	(6)
Foreign operations — net	—	(81)	7
Provision (benefit) for income taxes	$6	$(80)	$1